Shareholders Equity (CAD)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, amount at Mar. 26, 2007	0	0	0	0
Beginning balance, in shares at Mar. 26, 2007	0
Issuance of common stock at no par value, amount	12,400			12,400
Issuance of common stock at no par value, shares	12,400,000
Issuance of common stock at no par value in connection with stock split, shares	12,400,000
Issuance of common stock at no par value in connection with stock split, shares	37,200,000
Net gain (loss)			(42,609)	(42,609)
Ending balance, amount at Apr. 30, 2007	12,400		(42,609)	(30,209)
Ending balance, in shares at Apr. 30, 2007	62,000,000
Issuance of common stock at no par value, amount	165,000			165,000
Issuance of common stock at no par value, shares	5,500,000
Issuance of common stock at no par value in connection with stock split, shares	5,500,000
Issuance of common stock at no par value in connection with stock split, shares	16,500,000
Net gain (loss)			(98,796)	(98,796)
Ending balance, amount at Apr. 30, 2008	177,400		(141,405)	35,995
Ending balance, in shares at Apr. 30, 2008	89,500,000
Net gain (loss)			(140,425)	(140,425)
Ending balance, amount at Apr. 30, 2009	177,400		(281,830)	(104,430)
Beginning balance, in shares at Apr. 30, 2009	89,500,000
Issuance of common stock at no par value, amount	47,000			47,000
Issuance of common stock at no par value, shares	1,375,000
Net gain (loss)			(210,191)	(210,191)
Ending balance, amount at Apr. 30, 2010	224,400		(492,021)	(267,621)
Ending balance, in shares at Apr. 30, 2010	90,875,000
Shares issued to mineral option agreement, amount	683,330			683,330
Shares issued to mineral option agreement, shares	2,000,000
Shares issued to debt settlement, amount	645,343			645,343
Shares issued to debt settlement, shares	133,901,985
Shares issued for services, amount	8,800			8,800
Shares issued for services, shares	200,000
Convertible discount		1,000,400		1,000,400
Net gain (loss)			(2,987,687)	(2,987,687)
Ending balance, amount at Apr. 30, 2011	1,561,873	1,000,400	(3,479,708)	(917,435)
Ending balance, in shares at Apr. 30, 2011	226,976,985
Stock options issued		320,000		320,000
Net gain (loss)			391,069	391,069
Ending balance, amount at Apr. 30, 2012	1,561,873	1,320,400	(3,088,639)	(206,366)
Ending balance, in shares at Apr. 30, 2012	226,976,985